Annual Fund Operating Expenses - American Funds Growth Portfolio - Class C	Apr. 30, 2021	[2]
Operating Expenses:
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.55%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.92%

[1]	The amount reflects the management fee paid by the Growth Fund. The Portfolio does not charge a management fee, but indirectly bears the management fee paid by the Growth Fund.
[2]	The information in this table reflects the expenses of both the Portfolio and the Growth Fund, the underlying fund in which the Portfolio invests.